Meridian Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Shares	Value
Common Stocks - 93.8%
Communication Services - 8.3%
Diversified Telecommunication Services - 0.8%
Iridium Communications, Inc.	296,386	$9,024,954
Interactive Media & Services - 7.5%
Cargurus, Inc.[1]	1,022,840	30,715,885
IAC, Inc.[1]	224,467	12,080,814
Ziff Davis, Inc.[1]	602,922	29,338,185
ZipRecruiter, Inc. Class A1	843,095	8,009,402
		80,144,286
Total Communication Services		89,169,240
Consumer Discretionary - 7.5%
Automobile Components - 0.5%
Fox Factory Holding Corp.[1]	140,939	5,848,968
Distributors - 0.6%
Pool Corp.	15,911	5,995,265
Hotels, Restaurants & Leisure - 3.5%
Churchill Downs, Inc.	224,572	30,364,380
Sportradar Group AG Class A (Switzerland)[1]	559,162	6,771,452
		37,135,832
Specialty Retail - 2.2%
Chewy, Inc. Class A1	522,281	15,297,611
Sally Beauty Holdings, Inc.[1]	653,855	8,872,812
		24,170,423
Textiles, Apparel & Luxury Goods - 0.7%
Skechers U.S.A., Inc. Class A1	115,802	7,749,470
Total Consumer Discretionary		80,899,958
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
BJ's Wholesale Club Holdings, Inc.[1]	68,965	5,688,233
Total Consumer Staples		5,688,233
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Viper Energy, Inc.	357,087	16,108,194
Total Energy		16,108,194
Financials - 5.3%
Capital Markets - 1.1%
WisdomTree, Inc.[2]	1,150,661	11,495,103
Financial Services - 3.4%
Euronet Worldwide, Inc.[1]	298,699	29,639,902
Remitly Global, Inc.[1,2]	545,125	7,299,224
		36,939,126
	Shares	Value
Insurance - 0.8%
First American Financial Corp.	124,003	$8,185,438
Total Financials		56,619,667
Health Care - 30.2%
Biotechnology - 6.5%
Agios Pharmaceuticals, Inc.[1]	163,503	7,264,438
Dyne Therapeutics, Inc.[1]	113,936	4,092,581
Exact Sciences Corp.[1,2]	78,735	5,363,428
Halozyme Therapeutics, Inc.[1]	300,171	17,181,788
Legend Biotech Corp. ADR[1]	151,522	7,383,667
Madrigal Pharmaceuticals, Inc.[1,2]	30,390	6,449,366
Nuvalent, Inc. Class A1	28,116	2,876,267
SpringWorks Therapeutics, Inc.[1]	186,309	5,969,341
Veracyte, Inc.[1]	384,549	13,090,048
		69,670,924
Health Care Equipment & Supplies - 15.9%
Align Technology, Inc.[1]	22,036	5,604,196
Axogen, Inc.[1]	353,750	4,959,575
CONMED Corp.	72,558	5,218,371
Cooper Cos., Inc. (The)[1]	216,680	23,908,471
Globus Medical, Inc. Class A1	115,843	8,287,408
Merit Medical Systems, Inc.[1]	214,500	21,199,035
Nevro Corp. [1]	633,748	3,542,651
Omnicell, Inc.[1]	186,847	8,146,529
QuidelOrtho Corp.[1]	240,596	10,971,178
STERIS Plc	125,229	30,373,042
Tandem Diabetes Care, Inc.[1]	362,360	15,367,688
Teleflex, Inc.	48,444	11,981,170
TransMedics Group, Inc.[1,2]	139,441	21,892,237
		171,451,551
Health Care Providers & Services - 1.2%
HealthEquity, Inc.[1]	157,386	12,882,044
Health Care Technology - 4.3%
Certara, Inc.[1]	388,951	4,554,616
Doximity, Inc. Class A1	575,878	25,091,004
Waystar Holding Corp.[1,2]	572,111	15,956,176
		45,601,796
Life Sciences Tools & Services - 1.9%
Bio-Techne Corp.	127,375	10,181,084
Sotera Health Co.[1]	631,092	10,539,236
		20,720,320
Pharmaceuticals - 0.4%
Arvinas, Inc.[1]	187,887	4,627,657
Capsule Corp.[1,3,4]	207,016	31,052
		4,658,709
Total Health Care		324,985,344

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)
	Shares	Value
Industrials - 22.4%
Aerospace & Defense - 1.5%
Curtiss-Wright Corp.	48,300	$15,875,727
Commercial Services & Supplies - 6.5%
ACV Auctions, Inc. Class A1	950,334	19,320,290
Cimpress Plc (Ireland)[1]	104,283	8,542,864
GFL Environmental, Inc.	155,857	6,215,577
RB Global, Inc. (Canada)	448,645	36,111,436
		70,190,167
Electrical Equipment - 4.6%
Generac Holdings, Inc.[1]	138,484	22,002,338
Sensata Technologies Holding Plc	771,861	27,678,935
		49,681,273
Ground Transportation - 0.5%
Heartland Express, Inc.	410,903	5,045,889
Machinery - 3.3%
Federal Signal Corp.	58,320	5,450,587
John Bean Technologies Corp.	57,379	5,652,405
Middleby Corp. (The)[1]	74,253	10,330,820
Toro Co. (The)	164,341	14,253,295
		35,687,107
Marine Transportation - 2.4%
Kirby Corp.[1]	108,264	13,254,762
Matson, Inc.	85,108	12,138,103
		25,392,865
Professional Services - 2.1%
Alight, Inc. Class A1	3,125,510	23,128,774
Trading Companies & Distributors - 1.5%
Applied Industrial Technologies, Inc.	50,374	11,239,950
Core & Main, Inc. Class A1	123,347	5,476,607
		16,716,557
Total Industrials		241,718,359
Information Technology - 17.2%
Electronic Equipment, Instruments & Components - 3.3%
Trimble, Inc.[1]	574,645	35,679,708
IT Services - 2.0%
Okta, Inc.[1]	294,653	21,904,504
Semiconductors & Semiconductor Equipment - 1.8%
GLOBALFOUNDRIES, Inc.[1,2]	322,306	12,972,816
ON Semiconductor Corp.[1]	83,006	6,027,066
		18,999,882
Software - 10.1%
8x8, Inc.[1,2]	1,477,633	3,014,371
Blackbaud, Inc.[1]	216,021	18,292,658
	Shares	Value
Consensus Cloud Solutions, Inc.[1]	173,398	$4,083,523
Dynatrace, Inc.[1]	284,926	15,234,993
Elastic, N.V.[1]	46,793	3,591,831
N-able, Inc.[1]	611,909	7,991,532
nCino, Inc.[1]	412,099	13,018,208
Smartsheet, Inc. Class A1	604,237	33,450,560
Tenable Holdings, Inc.[1]	248,404	10,065,330
		108,743,006
Total Information Technology		185,327,100
Materials - 0.9%
Containers & Packaging - 0.9%
Graphic Packaging Holding Co.	329,152	9,739,608
Total Materials		9,739,608
Total Common Stocks - 93.8% (Cost $767,050,664)		1,010,255,703
Preferred Stocks - 3.3%
Communication Services - 1.5%
Interactive Media & Services - 1.5%
Evolve Vacation Rental Network, Inc. Series 9[1,3,4]	776,451	15,598,901
Total Communication Services		15,598,901
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Binx Health, Inc. Series E1,3,4	31,619	289,946
Total Health Care		289,946
Information Technology - 1.1%
IT Services - 0.7%
Skyryse, Inc. Series B1,3,4	290,316	7,164,999
Software - 0.4%
Dataminr, Inc. Series F1,3,4	167,493	4,224,173
Total Information Technology		11,389,172
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Apartment List, Inc. Series D1,3,4	2,299,479	7,933,203
Total Real Estate		7,933,203
Total Preferred Stocks - 3.3% (Cost $35,934,814)		35,211,222

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)
	Shares	Value
Private Investment Fund - 0.3%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20, Cost $4,037,882[1,3,5]	4,038	$3,579,098
Total Private Investment Fund - 0.3% (Cost $4,037,882)		3,579,098
Convertible Note - 0.1%
Information Technology - 0.1%
Software - 0.1%
Skyryse, Inc.[1,3,4]	1,000,000	1,000,000
Total Information Technology		1,000,000
Total Convertible Note - 0.1% (Cost $1,000,000)		1,000,000
	Shares/ Principal Amount
Short-Term Investments - 4.2%
Money Market Funds - 2.6%
Goldman Sachs Financial Square Government Fund, Institutional Class, 4.84% (Cost $27,984,063)	27,984,063	27,984,063
Repurchase Agreements - 1.6%[6]
Bank of America Securities, Inc., dated 9/30/24, due 10/1/24, 4.88% total to be received $4,036,537 (collateralized by various U.S. Government Sponsored Agency, 1.50% - 7.50%, 6/1/28 - 1/20/72, totaling $4,116,710)	$4,035,990	4,035,990
BNP Paribas S.A., dated 9/30/24, due 10/1/24, 4.88% total to be received $4,036,537 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 1.22% - 7.00%, 10/31/28 - 7/20/64, totaling $4,116,712)	4,035,990	4,035,990
	Shares/ Principal Amount	Value
Citigroup Global Markets, Inc., dated 9/30/24, due 10/1/24, 4.87% total to be received $4,036,536 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.50%, 11/19/24 - 9/15/59, totaling $4,116,710)	$4,035,990	$4,035,990
HSBC Securities, Inc., dated 9/30/24, due 10/1/24, 4.86% total to be received $743,130 (collateralized by various U.S. Government Sponsored Agency, 1.50% - 7.50%, 8/1/31 - 5/1/58, totaling $757,891)	743,030	743,030
National Bank Financial, Inc., dated 9/30/24, due 10/1/24, 4.90% total to be received $4,036,539 (collateralized by various U.S. Treasury Obligations, 0.38% - 5.00%, 10/1/24 - 9/9/49, totaling $4,116,710)	4,035,990	4,035,990
Total Repurchase Agreements (Cost $16,886,990)		16,886,990
Total Short-Term Investments - 4.2% (Cost $44,871,053)		44,871,053
Total Investments - 101.7% (Cost $852,894,413)		1,094,917,076
Liabilities in Excess of Other Assets - (1.7)%		(18,099,883)
Net Assets - 100.0%		$1,076,817,193

Meridian Funds	3	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)
ADR—American Depositary Receipt
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company
S.A.—Société Anonyme is the French term for a public limited company
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at September 30, 2024. Total value of such securities at period-end amounts to $41,642,488 and represents 3.87% of net assets.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $XXX and represents X.XX% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors.
[5]	Quail Investment Holdings, LLC is a limited liability company that was organized to invest solely in Qumulo, Inc Series E Preferred Stock. The value of Qumulo, Inc. is substantially the same as Quail Investment Holdings, LLC.
[6]	Cash collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	4	www.arrowmarkpartners.com/meridian/